Pledged Assets (Assets Mortgaged Pledged Or Otherwise Subject To Liens) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 24,885,593
Trading Account Securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	12,796,546
Investment Securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	4,043,072
Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	7,972,195
Other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 73,780